ANNUAL REPORT
                               DECEMBER 31, 2000

                               [GRAPHIC OMITTED]

Mercury
QA Large
Cap Core
Fund                         OF MERCURY
                             QA EQUITY SERIES, INC.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX
--------------------------------------------------------------------------------

A pie chart depicting portfolio composition according to regional representation for the period ended December 31, 2000.

United States--98.0%
Canada--0.9%
Netherlands--0.3%
France--0.3%
Bermuda--0.2%

WORLDWIDE INVESTMENTS AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
General Electric Company                                                    4.5%
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 3.1
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         2.6
--------------------------------------------------------------------------------
Citigroup Inc.                                                              2.6
--------------------------------------------------------------------------------
American International Group, Inc.                                          2.6
--------------------------------------------------------------------------------
Microsoft Corporation                                                       2.4
--------------------------------------------------------------------------------
Merck & Co., Inc.                                                           2.4
--------------------------------------------------------------------------------
Intel Corporation                                                           2.2
--------------------------------------------------------------------------------
Oracle Corporation                                                          1.8
--------------------------------------------------------------------------------
EMC Corporation                                                             1.7
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
--------------------------------------------------------------------------------
Pharmaceuticals                                                            11.6%
--------------------------------------------------------------------------------
Financial Services                                                          9.1
--------------------------------------------------------------------------------
Insurance                                                                   6.8
--------------------------------------------------------------------------------
Computers & Peripherals                                                     5.5
--------------------------------------------------------------------------------
Electronics                                                                 5.2
--------------------------------------------------------------------------------
Electrical Equipment                                                        5.2
--------------------------------------------------------------------------------
Computer Services/Software                                                  5.1
--------------------------------------------------------------------------------
Communications Equipment                                                    4.1
--------------------------------------------------------------------------------
Telecommunications                                                          3.9
--------------------------------------------------------------------------------
Banking                                                                     3.8
--------------------------------------------------------------------------------


              December 31, 2000 (2) Mercury QA Large Cap Core Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this first annual report for Mercury QA Large Cap Core Fund. Mercury QA Large Cap Core Fund commenced operations on June 2, 2000. The unmanaged Standard & Poor's (S&P) 500 Index fell 10.06% from June 2, 2000 to December 31, 2000. In comparison, Mercury QA Large Cap Core Fund's Class I, Class A, Class B and Class C Shares had total returns of -15.20%, -15.30%, -15.70% and -15.70%, respectively, for the same period. (Investment results shown do not reflect sales charges. Results shown would be lower if a sales charge was included. Complete performance information can be found on pages 5-7 of this report to shareholders.)

Mercury QA Large Cap Core Fund is a diversified portfolio of large cap stocks. However a number of our investments did not prove fruitful. Our decision to buy stocks that are affected by the demand for personal computers hurt the Fund's performance. Our investments in the computer, computer hardware, and semiconductor industries all performed poorly. The fourth quarter was particularly harsh as industry bellwethers such as Microsoft Corporation, which was down 28%, Intel Corporation, which was down 28%, and International Business Machines Corporation, which was down 24%, fell as demands for personal computers waned. On the other hand, our investments in pharmaceuticals and consumer goods companies performed quite well. For example, Merck & Co., Inc. (+26%) and Philip Morris Companies Inc. (+50%) rose strongly during the fourth quarter.

The year 2000 was an unusual year in a number of respects:

o Value stocks outperformed growth stocks by the largest amount ever recorded.

o Small cap and mid cap stocks outperformed large cap stocks for the first time since the early 1990s.

o     The S&P 500 Index's return was negative for the first time in a decade.

In 2000, the disparity in return between large growth and large value stocks was the largest on record. In fact, growth stocks underperformed value stocks by an incredible 18.4% in the fourth quarter alone and by an astounding 34.6% during the second half of the year. Nothing in the history of the S&P 500 growth and value indexes comes remotely close to this record. The next-worst period for growth stocks occurred in 1976 and 1977, when large cap growth stocks underperformed value stocks by 11.1% for three months and 16.4% for six months.

In 2000, mid cap stocks and small cap stocks outperformed large cap stocks for the first time since 1993. Moreover, prior to 2000, investors in large cap stocks enjoyed much better returns than investors in mid cap and small cap stocks. For example, investors who held portfolios that delivered returns in line with the S&P 500 Index earned 250% from 1995 to 1999, compared with just 182% for mid cap investors and a rather paltry 120% for small cap investors.

In 2000, the S&P 500 Index posted its first negative year since 1990 and only its third negative year since the oil crisis of the 1970s. Surprisingly enough, the S&P 500 Index held a positive return as late as September 14, 2000. Unfortunately, a barrage of earnings


              December 31, 2000 (3) Mercury QA Large Cap Core Fund warnings delivered during the fourth quarter, combined with the US presidential debacle, derailed the equity market.

Market Outlook

In 2000, liquidity conditions were tight for most of the year. Sharply tighter liquidity, in particular in the United States, has contributed to the difficult environment this year for riskier assets, typified by NASDAQ stocks and high-yield debt. Although current liquidity conditions remain tight, the liquidity outlook has improved markedly, in our opinion. With the surprise cut in the Federal Funds rate at the beginning of January 2001, the Federal Reserve Board has signaled an easing bias, citing diminished inflationary risks and increasing concern over growth outlook. The Federal Reserve Board could cut interest rates aggressively, if necessary to combat markedly weaker economic growth.

There is strong historical evidence to suggest that the liquidity environment for 2001 will propel equity markets higher. However, we believe that it will be obscured by investors' concerns over declining corporate profit growth. Concerns over the profit outlook have been a notable drag on markets since the beginning of September 2000, when the US third quarter "confessions season" began. Expectations have been too optimistic after several good years of corporate earnings growth and investors have increasingly focused on the impact that slower economic growth will have on corporate profit growth.

Not surprisingly, earnings forecasts have been revised sharply downward. In October, analysts were forecasting earnings growth of 16% for the S&P 500 Index for the fourth quarter of 2000 compared to the fourth quarter of 1999. By the beginning of December, the forecast had been cut to 10% and declining by the day.

The increased uncertainty toward the profit outlook has led to investors becoming increasingly risk averse, and in turn, raising the equity risk premium investors demand for the greater uncertainty of holding equities compared to bonds. This has contributed to the fall in equity markets. As the US economy slows, there is a growing risk that foreign investors will no longer invest as much in US markets, making it increasingly difficult for the United States to fund its current account deficit at current levels.

In Conclusion

We believe we are alert to many of the opportunities and most of the risks that we may face in 2001. We thank you for your continued support of Mercury QA Large Cap Core Fund, and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                         /s/ Philip Green

Terry K. Glenn                             Philip Green
President and Director                     Senior Vice President and
                                           Portfolio Manager

February 8, 2001


              December 31, 2000 (4) Mercury QA Large Cap Core Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


              December 31, 2000 (5) Mercury QA Large Cap Core Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
A line graph depicting the growth of an investment in the Mercury QA Large Cap Core Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the S&P 500 Index. Beginning and ending values are:

                                              6/02/00**   12/00
Mercury QA Large Cap Core Fund+--
Class I Shares*                               $9,475      $8,035
Class A Shares*                               $9,475      $8,025
Class B Shares*                              $10,000      $8,093
Class C Shares*                              $10,000      $8,346
S&P 500 Index ++                             $10,000      $8,994

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

** Commencement of operations.

+ The Fund normally invests at least 65% of its total assets in equity securities of large-capitalization companies.

++ This unmanaged broad-based Index is comprised of common stocks.

Past performance is not indicative of future results.


              December 31, 2000 (6) Mercury QA Large Cap Core Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------

                                                     % Return         % Return
                                                   Without Sales     With Sales
Class I Shares*                                        Charge         Charge**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/00                                      -15.20%         -19.65%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     % Return         % Return
                                                   Without Sales     With Sales
Class A Shares*                                        Charge         Charge**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/00                                      -15.30%         -19.75%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                    % Return          % Return
                                                     Without            With
Class B Shares*                                        CDSC             CDSC**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/00                                      -15.70%         -19.07%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                    % Return          % Return
                                                     Without            With
Class C Shares*                                        CDSC             CDSC**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/00                                      -15.70%         -16.54%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
--------------------------------------------------------------------------------
                                                   Six Month     Since Inception
As of December 31, 2000                          Total Return      Total Return
--------------------------------------------------------------------------------
Class I                                             -13.91%           -15.20%
--------------------------------------------------------------------------------
Class A                                             -14.01            -15.30
--------------------------------------------------------------------------------
Class B                                             -14.42            -15.70
--------------------------------------------------------------------------------
Class C                                             -14.42            -15.70
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


              December 31, 2000 (7) Mercury QA Large Cap Core Fund

SCHEDULE OF INVESTMENTS

                                                                                 In US Dollars
                                                                           -------------------------
                        Shares                                                           Percent of
Industries               Held          Common Stocks                          Value      Net Assets
----------------------------------------------------------------------------------------------------
BERMUDA
====================================================================================================
Telecommunications &     7,200  +Global Crossing Ltd.                      $  103,050        0.2%
Equipment
----------------------------------------------------------------------------------------------------
                                 Total Common Stocks in Bermuda
                                 (Cost--$115,625)                             103,050        0.2
----------------------------------------------------------------------------------------------------

CANADA
====================================================================================================
Communications          13,400   Nortel Networks Corporation                  429,638        0.9
Equipment
----------------------------------------------------------------------------------------------------
                                 Total Common Stocks in Canada
                                 (Cost--$819,708)                             429,638        0.9
----------------------------------------------------------------------------------------------------

FRANCE
====================================================================================================
Beverages                2,000   Vivendi Universal SA (ADR) (a)               130,625        0.3
----------------------------------------------------------------------------------------------------
                                 Total Common Stocks in France
                                 (Cost--$141,611)                             130,625        0.3
----------------------------------------------------------------------------------------------------

NETHERLANDS
====================================================================================================
Oil--International        2,200  Royal Dutch Petroleum Company
                                 (NY Registered Shares)                       133,238        0.3
----------------------------------------------------------------------------------------------------
                                 Total Common Stocks in the Netherlands
                                 (Cost--$136,719)                             133,238        0.3
----------------------------------------------------------------------------------------------------

UNITED STATES
====================================================================================================
Aerospace &              4,000   The Boeing Company                           264,000        0.6
Defense                  2,700   General Dynamics Corporation                 210,600        0.4
                         5,900   Lockheed Martin Corporation                  200,305        0.4
                         5,500   Raytheon Company (Class B)                   170,844        0.4
                                                                           -------------------------
                                                                              845,749        1.8
----------------------------------------------------------------------------------------------------
Aluminum                 1,900   Alcoa Inc.                                    63,650        0.1
----------------------------------------------------------------------------------------------------
Application              2,500  +Siebel Systems, Inc.                         169,063        0.4
Development
Software
----------------------------------------------------------------------------------------------------
Automobile               9,408   Ford Motor Company                           220,500        0.5
                         2,800   General Motors Corporation                   142,625        0.3
                                                                           -------------------------
                                                                              363,125        0.8
----------------------------------------------------------------------------------------------------


              December 31, 2000 (8) Mercury QA Large Cap Core Fund

                                                                                 In US Dollars
                                                                           -------------------------
                        Shares                                                           Percent of
Industries               Held          Common Stocks                          Value      Net Assets
----------------------------------------------------------------------------------------------------
UNITED STATES (continued)
====================================================================================================
Banking                  2,200   Capital One Financial Corporation         $  144,787        0.3%
                        23,833   Citigroup Inc.                             1,216,973        2.6
                            50   Fifth Third Bancorp                            2,987        0.0
                           400   J.P. Morgan & Co., Incorporated               66,200        0.1
                         1,200   Washington Mutual, Inc.                       63,675        0.1
                         5,400   Wells Fargo Company                          300,713        0.7
                                                                           -------------------------
                                                                            1,795,335        3.8
----------------------------------------------------------------------------------------------------
Banking & Finance          665   UBS AG (Registered Shares)                   108,661        0.2
----------------------------------------------------------------------------------------------------
Beverages                3,600   Anheuser-Busch Companies, Inc.               163,800        0.3
                        11,600   The Coca-Cola Company                        706,875        1.5
                         6,500   PepsiCo, Inc.                                322,156        0.7
                                                                           -------------------------
                                                                            1,192,831        2.5
----------------------------------------------------------------------------------------------------
Cable                    3,800  +Comcast Corporation (Class A)                158,650        0.3
----------------------------------------------------------------------------------------------------
Capital Equipment       11,400   Hewlett-Packard Company                      359,812        0.8
----------------------------------------------------------------------------------------------------
Chemicals                1,500   Air Products and Chemicals, Inc.              61,500        0.1
                         6,100   The Dow Chemical Company                     223,412        0.5
                         7,200   E.I. du Pont de Nemours and Company          347,850        0.8
                         8,700   Pharmacia Corporation                        530,700        1.1
                         1,700   Rohm and Haas Company                         61,731        0.1
                         2,400   Union Carbide Corporation                    129,150        0.3
                                                                           -------------------------
                                                                            1,354,343        2.9
----------------------------------------------------------------------------------------------------
Commercial Services        100   Moody's Corporation                            2,569        0.0
----------------------------------------------------------------------------------------------------
Communications           3,900  +QUALCOMM Incorporated                        320,531        0.7
                         7,900   SBC Communications Inc.                      377,225        0.8
                                                                           -------------------------
                                                                              697,756        1.5
----------------------------------------------------------------------------------------------------
Communications           4,700  +ADC Telecommunications, Inc.                  85,187        0.2
Equipment               32,300  +Cisco Systems, Inc.                        1,235,475        2.6
                         3,200  +Tellabs, Inc.                                180,800        0.4
                                                                           -------------------------
                                                                            1,501,462        3.2
----------------------------------------------------------------------------------------------------
Computer                 1,900   Computer Associates International, Inc.       37,050        0.1
Services/Software          900  +Computer Sciences Corporation                 54,112        0.1
                         4,200   Electronic Data Systems Corporation          242,550        0.5
                         8,700   International Business Machines
                                   Corporation                                739,500        1.6
                        28,800  +Oracle Corporation                           837,000        1.8
                         3,300   Paychex, Inc.                                160,463        0.3
                         3,819  +VERITAS Software Corporation                 334,163        0.7
                                                                           -------------------------
                                                                            2,404,838        5.1
----------------------------------------------------------------------------------------------------


              December 31, 2000 (9) Mercury QA Large Cap Core Fund

                                                                                 In US Dollars
                                                                           -------------------------
                        Shares                                                           Percent of
Industries               Held          Common Stocks                          Value      Net Assets
----------------------------------------------------------------------------------------------------
UNITED STATES (continued)
====================================================================================================
Computer Technology      4,300  +Solectron Corporation                     $  145,770        0.3%
----------------------------------------------------------------------------------------------------
Computers &              3,100  +Adaptec, Inc.                                 31,775        0.1
Peripherals              4,000  +American Power Conversion Corporation         49,500        0.1
                         3,000  +Cabletron Systems, Inc.                       45,187        0.1
                        11,700   Compaq Computer Corporation                  176,085        0.4
                         1,500  +Comverse Technology, Inc.                    162,937        0.3
                        17,100  +Dell Computer Corporation                    298,181        0.6
                        11,900  +EMC Corporation                              791,350        1.7
                         3,500  +Gateway Inc.                                  62,965        0.1
                         2,700  +Network Appliance, Inc.                      173,433        0.4
                        10,732  +Palm, Inc.                                   303,850        0.6
                        17,900  +Sun Microsystems, Inc.                       498,963        1.1
                                                                           -------------------------
                                                                            2,594,226        5.5
----------------------------------------------------------------------------------------------------
Consumer--Goods          3,500   The Gillette Company                         126,437        0.3
----------------------------------------------------------------------------------------------------
Distribution             1,900   KeySpan Corporation                           80,513        0.2
----------------------------------------------------------------------------------------------------
Diversified              2,600  +Conexant Systems, Inc.                        39,975        0.1
Companies                4,450   Corning Incorporated                         235,016        0.5
                                                                           -------------------------
                                                                              274,991        0.6
----------------------------------------------------------------------------------------------------
Drugs                    1,100   Allergan Inc.                                106,494        0.2
----------------------------------------------------------------------------------------------------
Electrical &             1,000  +The AES Corporation                           55,375        0.1
Electronics
----------------------------------------------------------------------------------------------------
Electrical Equipment     1,900   Edison International                          29,687        0.0
                         2,800   Emerson Electric Co.                         220,675        0.5
                        43,600   General Electric Company                   2,090,075        4.5
                         2,300   Linear Technology Corporation                106,375        0.2
                                                                           -------------------------
                                                                            2,446,812        5.2
----------------------------------------------------------------------------------------------------
Electrical Instruments   1,700  +Sanmina Corporation                          130,263        0.3
& Controls
----------------------------------------------------------------------------------------------------
Electronic               3,300  +LSI Logic Corporation                         56,397        0.1
Components               2,000  +Maxim Integrated Products, Inc.               95,625        0.2
                                                                           -------------------------
                                                                              152,022        0.3
----------------------------------------------------------------------------------------------------

              December 31, 2000 (10) Mercury QA Large Cap Core Fund

                                                                                 In US Dollars
                                                                           -------------------------
                        Shares                                                           Percent of
Industries               Held          Common Stocks                          Value      Net Assets
----------------------------------------------------------------------------------------------------
UNITED STATES (continued)
====================================================================================================
Electronics              1,000  +Agilent Technologies, Inc.                $   54,750        0.1%
                         3,900  +Altera Corporation                           102,619        0.2
                         2,400  +Analog Devices, Inc.                         122,850        0.3
                         1,700  +Broadcom Corporation (Class A)               143,650        0.3
                        34,200   Intel Corporation                          1,034,550        2.2
                         3,100  +Lexmark International Group, Inc.
                                     (Class A)                                137,369        0.3
                         3,500  +Micron Technology, Inc.                      124,250        0.3
                         2,200   Molex Incorporated                            78,100        0.2
                         1,900   Scientific-Atlanta, Inc.                      61,869        0.1
                         9,900   Texas Instruments Incorporated               469,013        1.0
                         2,600  +Xilinx, Inc.                                 119,925        0.2
                                                                           -------------------------
                                                                            2,448,945        5.2
----------------------------------------------------------------------------------------------------
Energy                   1,400   Dynegy Inc. (Class A)                         78,487        0.2
                           900  +Progress Energy, Inc.                            360        0.0
                                                                           -------------------------
                                                                               78,847        0.2
----------------------------------------------------------------------------------------------------
Energy-Related           4,400   The Williams Companies, Inc.                 175,725        0.4
----------------------------------------------------------------------------------------------------
Entertainment           13,000   The Walt Disney Company                      376,187        0.8
----------------------------------------------------------------------------------------------------
Environmental            1,300   Waste Management, Inc.                        36,075        0.1
Control
----------------------------------------------------------------------------------------------------
Financial Services       7,400   American Express Company                     406,537        0.9
                         3,100   The Bear Stearns Companies Inc.              157,131        0.3
                         2,000   The CIT Group, Inc (Class A)                  40,250        0.1
                        12,200   The Charles Schwab Corporation               346,175        0.7
                         8,300   Conseco, Inc.                                109,456        0.2
                         3,300   Countrywide Credit Industries, Inc.          165,825        0.4
                         6,200   Federal Home Loan
                                     Mortgage Association                     427,025        0.9
                         6,300   Federal National Mortgage Association        546,525        1.2
                         1,600   First Data Corporation                        84,300        0.2
                         2,800   Franklin Resources, Inc.                     106,680        0.2
                         2,200   The Hartford Financial Services
                                     Group, Inc.                              155,375        0.3
                         3,200   Household International, Inc.                176,000        0.4
                         3,900   Lehman Brothers Holdings, Inc.               263,738        0.6


              December 31, 2000 (11) Mercury QA Large Cap Core Fund

                                                                                 In US Dollars
                                                                           -------------------------
                        Shares                                                           Percent of
Industries               Held          Common Stocks                          Value      Net Assets
----------------------------------------------------------------------------------------------------
UNITED STATES (continued)
====================================================================================================
Financial Services       5,100   MBNA Corporation                          $  188,381        0.4%
(concluded)              1,600   MGIC Investment Corporation                  107,900        0.2
                         6,000   Morgan Stanley Dean Witter & Co.             475,500        1.0
                         5,300   Stilwell Financial, Inc.                     209,019        0.4
                         2,000   T. Rowe Price Group Inc.                      84,531        0.2
                         3,500   USA Education Inc.                           238,000        0.5
                                                                           -------------------------
                                                                            4,288,348        9.1
----------------------------------------------------------------------------------------------------
Food & Beverage          1,800  +The Kroger Co.                                48,713        0.1
----------------------------------------------------------------------------------------------------
Food Distribution        1,400   SYSCO Corporation                             42,000        0.1
----------------------------------------------------------------------------------------------------
Healthcare               1,200   HCA--The Healthcare Corporation               52,812        0.1
                           600   UnitedHealth Group Incorporated               36,825        0.1
                                                                           -------------------------
                                                                               89,637        0.2
----------------------------------------------------------------------------------------------------
Healthcare--               600  +Watson Pharmaceuticals, Inc.                  30,713        0.1
Cost Containment
----------------------------------------------------------------------------------------------------
Household Products         600   The Procter & Gamble Company                  47,063        0.1
----------------------------------------------------------------------------------------------------
Information Processing   6,100  +Apple Computer, Inc.                          90,737        0.2
                         3,400   Automatic Data Processing, Inc.              215,262        0.5
                                                                           -------------------------
                                                                              305,999        0.7
----------------------------------------------------------------------------------------------------
Insurance                1,700   AFLAC Incorporated                           122,719        0.3
                         5,500   The Allstate Corporation                     239,594        0.5
                         2,600   American General Corporation                 211,900        0.5
                        12,250   American International Group, Inc.         1,207,391        2.6
                         2,400   CIGNA Corporation                            317,520        0.7
                         2,300   The Chubb Corporation                        198,950        0.4
                         1,800   Cincinnati Financial Corporation              71,212        0.2
                         1,400   Jefferson--Pilot Corporation                 104,650        0.2
                         3,100   Lincoln National Corporation                 146,669        0.3
                         1,400   MBIA, Inc.                                   103,775        0.2
                           900   Marsh & McLennan Companies, Inc.             105,300        0.2
                         1,100   The Progressive Corporation                  113,988        0.2
                         2,500   Providian Financial Corporation              143,750        0.3
                         4,000   UnumProvident Corporation                    107,500        0.2
                                                                           -------------------------
                                                                            3,194,918        6.8
----------------------------------------------------------------------------------------------------
Internet                12,000  +America Online, Inc.                         417,600        0.9
                         3,400  +Yahoo! Inc.                                  102,584        0.2
                                                                           -------------------------
                                                                              520,184        1.1
----------------------------------------------------------------------------------------------------


              December 31, 2000 (12) Mercury QA Large Cap Core Fund

                                                                                 In US Dollars
                                                                           -------------------------
                        Shares                                                           Percent of
Industries               Held          Common Stocks                          Value      Net Assets
----------------------------------------------------------------------------------------------------
UNITED STATES (continued)
====================================================================================================
Laser Systems &          4,500  +JDS Uniphase Corporation                  $  187,594        0.4%
Components
----------------------------------------------------------------------------------------------------
Manufacturing            3,100   Rockwell International Corporation           147,638        0.3
                         1,700   Tyco International Ltd.                       94,350        0.2
                                                                           -------------------------
                                                                              241,988        0.5
----------------------------------------------------------------------------------------------------
Medical                  3,800  +Biogen, Inc.                                 228,237        0.5
                         3,700  +MedImmune, Inc.                              176,444        0.4
                                                                           -------------------------
                                                                              404,681        0.9
----------------------------------------------------------------------------------------------------
Medical Services        13,700  +HEALTHSOUTH Corporation                      223,481        0.5
----------------------------------------------------------------------------------------------------
Medical Supplies         5,400   Abbott Laboratories                          261,562        0.6
                         3,700  +King Pharmaceuticals, Inc.                   191,244        0.4
                                                                           -------------------------
                                                                              452,806        1.0
----------------------------------------------------------------------------------------------------
Medical Technology       6,800   Johnson & Johnson                            714,425        1.5
----------------------------------------------------------------------------------------------------
Multimedia               2,300  +Clear Channel Communications, Inc.           111,406        0.3
                         5,700   Time Warner Inc.                             297,768        0.6
                         9,400  +Viacom, Inc. (Class B)                       439,450        0.9
                                                                           -------------------------
                                                                              848,624        1.8
----------------------------------------------------------------------------------------------------
Natural Gas              2,800   El Paso Energy Corporation                   200,550        0.4
                         4,200   Enron Corp.                                  349,125        0.7
                                                                           -------------------------
                                                                              549,675        1.1
----------------------------------------------------------------------------------------------------
Natural Gas--            2,200   Duke Energy Corporation                      187,550        0.4
Pipelines
----------------------------------------------------------------------------------------------------
Oil                      1,300   Conoco Inc. (Class B)                         37,619        0.1
----------------------------------------------------------------------------------------------------
Oil--International       9,100   Exxon Mobil Corporation                      791,131        1.7
----------------------------------------------------------------------------------------------------
Oil Services             1,200   Phillips Petroleum Company                    68,250        0.1
                         2,200   Schlumberger Limited                         175,863        0.4
                                                                           -------------------------
                                                                              244,113        0.5
----------------------------------------------------------------------------------------------------
Paper &                  1,895   International Paper Company                   77,340        0.2
Forest Products
----------------------------------------------------------------------------------------------------
Petroleum                  500   Anadarko Petroleum Corporation                35,540        0.1
                         2,300   The Coastal Corporation                      203,119        0.4
                                                                           -------------------------
                                                                              238,659        0.5
----------------------------------------------------------------------------------------------------
Pharmaceuticals          7,900  +ALZA Corporation                             335,750        0.7
                         3,100   American Home Products Corporation           197,005        0.4
                         7,600  +Amgen Inc.                                   485,925        1.0
                         8,300   Bristol-Myers Squibb Company                 613,681        1.3
                         1,000   Cardinal Health, Inc.                         99,625        0.2


              December 31, 2000 (13) Mercury QA Large Cap Core Fund

                                                                                 In US Dollars
                                                                           -------------------------
                        Shares                                                           Percent of
Industries               Held          Common Stocks                          Value      Net Assets
----------------------------------------------------------------------------------------------------
UNITED STATES (continued)
====================================================================================================
Pharmaceuticals          6,500   Eli Lilly and Company                     $  604,906        1.3%
(concluded)             11,800   Merck & Co., Inc.                          1,104,775        2.4
                        31,350   Pfizer Inc.                                1,442,100        3.1
                         9,800   Schering-Plough Corporation                  556,150        1.2
                                                                           -------------------------
                                                                            5,439,917       11.6
----------------------------------------------------------------------------------------------------
Property &               1,200   SAFECO Corporation                            39,450        0.1
Casualty Insurance       3,100   The St. Paul Companies, Inc.                 168,369        0.3
                                                                           -------------------------
                                                                              207,819        0.4
----------------------------------------------------------------------------------------------------
Publishing                 600   Gannett Co., Inc.                             37,837        0.1
----------------------------------------------------------------------------------------------------
Restaurants              4,300   McDonald's Corporation                       146,200        0.3
----------------------------------------------------------------------------------------------------
Retail                   2,900   The Gap, Inc.                                 73,950        0.2
                         2,600   The Home Depot, Inc.                         118,787        0.3
                         1,200  +Kohl's Corporation                            73,200        0.1
                         1,700   Loews Corporation                            176,056        0.4
                         2,300  +Safeway Inc.                                 143,750        0.3
                         5,000   Target Corporation                           161,250        0.3
                        11,000   Wal-Mart Stores, Inc.                        584,375        1.2
                                                                           -------------------------
                                                                            1,331,368        2.8
----------------------------------------------------------------------------------------------------
Semiconductor            1,200  +KLA-Tencor Corporation                        40,425        0.1
Production Equipment     1,500  +Teradyne, Inc.                                55,875        0.1
                                                                           -------------------------
                                                                               96,300        0.2
----------------------------------------------------------------------------------------------------
Semiconductors           6,100  +Applied Materials, Inc.                      232,944        0.5
                        11,300   Motorola, Inc.                               228,825        0.5
                         1,800  +National Semiconductor Corporation            36,225        0.1
                                                                           -------------------------
                                                                              497,994        1.1
----------------------------------------------------------------------------------------------------
Software                 1,700   Adobe Systems Incorporated                    98,919        0.2
                         3,800  +Advanced Micro Devices, Inc.                  52,487        0.1
                         2,600  +BroadVision, Inc.                             30,712        0.1
                           300  +Mercury Interactive Corp.                     27,075        0.1
                        26,100  +Microsoft Corporation                      1,132,088        2.4
                         1,200  +PeopleSoft, Inc.                              44,625        0.1
                                                                           -------------------------
                                                                            1,385,906        3.0
----------------------------------------------------------------------------------------------------
Technology                 900  +Novellus Systems, Inc.                        32,344        0.1
----------------------------------------------------------------------------------------------------
Telecommunications      18,921   AT&T Corp.                                   327,570        0.7
                         6,091  +Avaya Inc.                                    62,813        0.1
                         2,700   BellSouth Corporation                        110,531        0.2
                        16,000   Lucent Technologies Inc.                     216,000        0.5
                         5,129  +Qwest Communications
                                   International Inc.                         210,289        0.5


              December 31, 2000 (14) Mercury QA Large Cap Core Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                In US Dollars
                                                                         ---------------------------
                        Shares                                                           Percent of
Industries               Held          Common Stocks                          Value      Net Assets
----------------------------------------------------------------------------------------------------
UNITED STATES (concluded)
====================================================================================================
Telecommunications       2,300  +Sprint Corp. (PCS Group)                $     47,006        0.1%
(concluded)              5,700   Sprint Corporation                           115,781        0.2
                        10,462   Verizon Communications                       524,408        1.1
                        15,300  +WorldCom, Inc.                               214,200        0.5
                                                                         ---------------------------
                                                                            1,828,598        3.9
----------------------------------------------------------------------------------------------------
Telecommunications       2,400   ALLTEL Corporation                           149,850        0.3
& Equipment
----------------------------------------------------------------------------------------------------
Tobacco                 10,500   Philip Morris Companies Inc.                 462,000        1.0
----------------------------------------------------------------------------------------------------
Transportation             300   Kansas City Southern Industries, Inc.          3,037        0.0
                         1,000   Southwest Airlines Co.                        33,530        0.1
                                                                         ---------------------------
                                                                               36,567        0.1
----------------------------------------------------------------------------------------------------
Utilities                1,687   NiSource Inc.                                 51,875        0.1
                             1  +NiSource Inc. (SAILS)                              3        0.0
                         3,000   Reliant Energy, Inc.                         129,938        0.3
                                                                         ---------------------------
                                                                              181,816        0.4
----------------------------------------------------------------------------------------------------
Wireless                 3,600  +Nextel Communications, Inc.                   89,100        0.2
Communication--                    (Class A)
Domestic
Paging & Cellular
----------------------------------------------------------------------------------------------------
                                 Total Common Stocks in the
                                 United States (Cost--$50,816,931)         45,937,403       98.0
----------------------------------------------------------------------------------------------------
                                 Total Investments in Common Stocks
                                 (Cost--$52,030,594)                       46,733,954       99.7
----------------------------------------------------------------------------------------------------
                      Face
                     Amount          Short-Term Securities
====================================================================================================
Commercial            $160,000   General Motors Acceptance Corp.,
Paper*                              6.75% due 1/02/2001                       159,910        0.3
----------------------------------------------------------------------------------------------------
                                 Total Investments in Short-Term
                                 Securities (Cost--$159,910)                  159,910        0.3
----------------------------------------------------------------------------------------------------
                                 Total Investments
                                 (Cost--$52,190,504)                       46,893,864      100.0

                                 Liabilities in Excess of Other Assets         (6,589)       0.0
                                                                         ---------------------------
                                 Net Assets                              $ 46,887,275      100.0%
                                                                         ===========================
----------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
+     Non-income producing security.
(a)   American Depositary Receipts (ADR).

      See Notes to Financial Statements.


              December 31, 2000 (15) Mercury QA Large Cap Core Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2000
--------------------------------------------------------------------------------

Assets:

Investments, at value (identified cost--$52,190,504)                          $ 46,893,864
Cash                                                                                   911
Receivables:
  Capital shares sold                                         $     84,600
  Dividends                                                         34,813         119,413
                                                              ------------
Prepaid registration fees and other assets                                          54,741
                                                                              ------------
Total assets                                                                    47,068,929
                                                                              ------------
------------------------------------------------------------------------------------------
Liabilities:

Payables:
  Investment adviser                                                15,005
  Distributor                                                        1,648          16,653
                                                              ------------
Accrued expenses                                                                   165,001
                                                                              ------------
Total liabilities                                                                  181,654
                                                                              ------------
------------------------------------------------------------------------------------------
Net Assets:

Net assets                                                                    $ 46,887,275
                                                                              ============
------------------------------------------------------------------------------------------
Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                               $        522
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                          2
Class B Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                         17
Class C Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                         12
Paid-in capital in excess of par                                                55,499,312
Accumulated realized capital losses on investments--net                         (3,315,950)
Unrealized depreciation on investments--net                                     (5,296,640)
                                                                              ------------
Net assets                                                                    $ 46,887,275
                                                                              ============
------------------------------------------------------------------------------------------
Net Asset Value:

Class I--Based on net assets of $44,248,286 and 5,218,579 shares
  outstanding                                                                 $       8.48
                                                                              ============
Class A--Based on net assets of $146,725 and 17,331 shares
  outstanding                                                                 $       8.47
                                                                              ============
Class B--Based on net assets of $1,453,856 and 172,458 shares
  outstanding                                                                 $       8.43
                                                                              ============
Class C--Based on net assets of $1,038,408 and 123,155 shares
  outstanding                                                                 $       8.43
                                                                              ============
------------------------------------------------------------------------------------------

See Notes to Financial Statements.


              December 31, 2000 (16) Mercury QA Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Period June 2, 2000+ to December 31, 2000
--------------------------------------------------------------------------------

Investment Income:

Dividends (net of $659 foreign withholding tax)                       $    261,717
Interest and discount earned                                                 5,909
                                                                      ------------
Total income                                                               267,626
                                                                      ------------
----------------------------------------------------------------------------------
Expenses:

Registration fees                                       $ 115,740
Investment advisory fees                                  111,668
Administration fees                                        97,709
Accounting services                                        33,612
Offering costs                                             22,457
Custodian fees                                              7,608
Printing and shareholder reports                            7,348
Professional fees                                           5,993
Account maintenance and distribution fees--Class B          3,784
Account maintenance and distribution fees--Class C          2,910
Directors' fees and expenses                                1,234
Transfer agent fees--Class I                                  861
Pricing fees                                                  475
Account maintenance fees--Class A                             201
Transfer agent fees--Class B                                   45
Transfer agent fees--Class C                                   44
Transfer agent fees--Class A                                    3
Other                                                         434
                                                        ---------
Total expenses before reimbursement                       412,126
Reimbursement of expenses                                 (26,080)
                                                        ---------
Total expenses after reimbursement                                         386,046
                                                                      ------------
Investment loss--net                                                      (118,420)
                                                                      ------------
----------------------------------------------------------------------------------
Realized & Unrealized Loss on Investments--Net:

Realized loss on investments--net                                       (3,315,950)
Unrealized depreciation on investments--net                             (5,296,640)
                                                                      ------------
Net Decrease in Net Assets Resulting from Operations                  $ (8,731,010)
                                                                      ============
----------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


              December 31, 2000 (17) Mercury QA Large Cap Core Fund

STATEMENT OF CHANGES
IN NET ASSETS

                                                                  For the Period
                                                                 June 2, 2000+ to
Increase (Decrease) in Net Assets:                                 Dec. 31, 2000
---------------------------------------------------------------------------------
Operations:

Investment loss--net                                                 $   (118,420)
Realized loss on investments--net                                      (3,315,950)
Unrealized depreciation on investments--net                            (5,296,640)
                                                                     ------------
Net decrease in net assets resulting from operations                   (8,731,010)
                                                                     ------------
---------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital share transactions     55,518,285
                                                                     ------------
---------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                           46,787,275
Beginning of period                                                       100,000
                                                                     ------------
End of period                                                        $ 46,887,275
                                                                     ============
---------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


              December 31, 2000 (18) Mercury QA Large Cap Core Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                  For the Period June 2, 2000+ to December 31, 2000
                                            ------------------------------------------------------------

Increase (Decrease) in Net Asset Value:       Class I           Class A       Class B          Class C
--------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period        $    10.00        $    10.00     $    10.00       $    10.00
                                            ------------------------------------------------------------
Investment loss--net                              (.02)             (.03)          (.03)            (.03)
Realized and unrealized loss on
  investments--net                               (1.50)            (1.50)         (1.54)           (1.54)
                                            ------------------------------------------------------------
Total from investment operations                 (1.52)            (1.53)         (1.57)           (1.57)
                                            ------------------------------------------------------------
Net asset value, end of period              $     8.48        $     8.47     $     8.43       $     8.43
                                            ============================================================
--------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share              (15.20%)++        (15.30%)++     (15.70%)++       (15.70%)++
                                            ============================================================
--------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                    1.36%*            1.61%*         2.39%*           2.39%*
                                            ============================================================
Expenses                                          1.45%*            1.70%*         2.48%*           2.48%*
                                            ============================================================
Investment loss--net                              (.40%)*           (.63%)*       (1.41%)*         (1.40%)*
                                            ============================================================
--------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)    $   44,248        $      147     $    1,454       $    1,038
                                            ============================================================
Portfolio turnover                               70.82%            70.82%         70.82%           70.82%
                                            ============================================================
--------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


              December 31, 2000 (19) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Core Fund (the "Fund") is part of Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on June 2, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on February 25, 2000 to Mercury Advisors ("Mercury Advisors"), a division of Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.


              December 31, 2000 (20) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


             December 31, 2000 (21) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. As of December 31, 2000, no debt securities were held by the Fund.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $118,420 have been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


              December 31, 2000 (22) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the period June 2, 2000 to December 31, 2000, Mercury Advisors earned fees of $111,668, of which $26,080 was waived.

The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                               Account             Distribution
                                            Maintenance Fee             Fee
--------------------------------------------------------------------------------
Class A                                          .25%                   --
--------------------------------------------------------------------------------
Class B                                          .25%                  .75%
--------------------------------------------------------------------------------
Class C                                          .25%                  .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and select dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and select dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period June 2, 2000 to December 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                    FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A                                             $307                 $6,826
--------------------------------------------------------------------------------

For the period June 2, 2000 to December 31, 2000, MLPF&S received contingent deferred sales charges of $625 relating to transactions in Class C Shares.


              December 31, 2000 (23) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

      Accounting services were provided to the Fund by Mercury Advisors.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAM, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for period June 2, 2000 to December 31, 2000 were $90,239,799 and $34,893,243, respectively.

      Net realized losses for the period June 2, 2000 to December 31, 2000, and net unrealized losses as of December 31, 2000 were as follows:

                                                 Realized            Unrealized
                                                  Losses               Losses
      -------------------------------------------------------------------------
      Long-term investments                    $(3,315,950)         $(5,296,640)
                                               --------------------------------
      Total                                    $(3,315,950)         $(5,296,640)
                                               ================================
      -------------------------------------------------------------------------

      As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $6,831,834 of which $3,901,814 related to appreciated securities and $10,733,648 related to depreciated securities. The aggregate cost of investments at December 31, 2000 for Federal income tax purposes was $53,725,698.

(4)   Capital Share Transactions:

      The net increase in net assets derived from capital share transactions was $55,518,285 for the period June 2, 2000 to December 31, 2000.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period June 2, 2000+
      to December 31, 2000                          Shares        Dollar Amount
      -------------------------------------------------------------------------

      Shares sold                                 7,281,007        $ 71,450,038
      Shares redeemed                            (2,064,928)        (18,770,616)
                                               --------------------------------
      Net increase                                5,216,079        $ 52,679,422
                                               ================================
      -------------------------------------------------------------------------
    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


              December 31, 2000 (24) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Period June 2, 2000+
      to December 31, 2000                          Shares        Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                   16,721           $  168,057
      Shares redeemed                               (1,890)             (15,478)
                                               --------------------------------
      Net increase                                  14,831           $  152,579
                                               ================================
      -------------------------------------------------------------------------
    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class B Shares for the Period June 2, 2000+
      to December 31, 2000                          Shares        Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                  169,963          $ 1,553,935
      Shares redeemed                                   (5)                 (45)
                                               --------------------------------
      Net increase                                 169,958          $ 1,553,890
                                               ================================
      -------------------------------------------------------------------------
    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class C Shares for the Period June 2, 2000+
      to December 31, 2000                          Shares        Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                  131,416          $ 1,233,504
      Shares redeemed                              (10,761)            (101,110)
                                               --------------------------------
      Net increase                                 120,655          $ 1,132,394
                                               ================================
      -------------------------------------------------------------------------
    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

(5)   Capital Loss Carryforward:

      At December 31, 2000, the Fund had a net capital loss carryforward of approximately $387,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


              December 31, 2000 (25) Mercury QA Large Cap Core Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury QA Large Cap Core Fund
(One of the Series constituting Mercury QA Equity Series, Inc.):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercury QA Large Cap Core Fund as of December 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Large Cap Core Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period June 2, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 12, 2001


              December 31, 2000 (26) Mercury QA Large Cap Core Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Marc C. Cozzolino, Secretary

Custodian

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

--------------------------------------------------------------------------------
Jack B. Sunderland and Arthur Zeikel, Directors, have recently retired from Mercury QA Large Cap Core Fund. We join the Fund's Board of Directors in wishing Messrs. Sunderland and Zeikel well in their retirements.
--------------------------------------------------------------------------------


              December 31, 2000 (27) Mercury QA Large Cap Core Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Core Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper        MERCQA CORE--12/00